Document and Entity Information	Jan. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000719739
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	SVB Financial Group
Entity Incorporation State Country Code	DE
Entity File Number	001-39154
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	2270 Sand Hill Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	567-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false